Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 28, 2021	Feb. 22, 2021	May 31, 2016	May 31, 2021	Aug. 31, 2016	Aug. 31, 2021	Nov. 30, 2016	Nov. 30, 2021	Feb. 28, 2017	Feb. 28, 2022	May 31, 2017	May 31, 2022	Aug. 31, 2017	Aug. 31, 2022	Nov. 30, 2017	Nov. 30, 2022	Feb. 28, 2018	Feb. 28, 2023	May 31, 2018	May 31, 2023	Aug. 31, 2018	Aug. 31, 2023	Nov. 30, 2018	Nov. 30, 2023	Feb. 28, 2019	Feb. 29, 2024	May 31, 2019	May 31, 2024	Aug. 31, 2019	Aug. 31, 2024	Nov. 30, 2019	Nov. 30, 2024	Feb. 29, 2020	Feb. 28, 2025	May 31, 2020	May 31, 2025	Aug. 31, 2020	Aug. 31, 2025	Nov. 30, 2020	Nov. 30, 2025	Feb. 28, 2021	Feb. 28, 2026	May 31, 2021	May 31, 2026	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005526
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,244		$ 10,025		$ 10,136		$ 10,170		$ 10,221		$ 10,187		$ 10,113		$ 10,216		$ 10,286		$ 10,087		$ 10,286		$ 10,713		$ 11,077		$ 10,981		$ 11,373		$ 11,559		$ 12,076		$ 12,104		$ 12,084		$ 12,374		$ 12,748	$ 12,888	$ 12,716	$ 12,067	$ 11,831	$ 11,374	$ 11,300	$ 11,427	$ 11,258	$ 11,236	$ 11,433	$ 11,515	$ 11,893	$ 11,897	$ 12,116	$ 12,117	$ 12,432	$ 12,537	$ 12,681	$ 12,667
C000166332
Account Value [Line Items]
Accumulated Value			500,000		512,195		501,682		506,776		508,906		511,887		510,609		506,724		512,091		516,325		506,130		516,331		537,973		556,923		552,347		572,269		581,898		608,059		609,441		608,924		623,924		643,144	650,175	642,056	609,434	597,572	574,992	571,268	577,651	569,673	568,858	579,113	583,900	603,153	603,653	615,067	615,386	631,688	637,334	644,957	644,557
C000225818
Account Value [Line Items]
Accumulated Value	$ 9,992	$ 10,000		$ 10,239		$ 10,564		$ 10,687		$ 10,555		$ 10,024		$ 9,837		$ 9,477		$ 9,415		$ 9,529		$ 9,397		$ 9,395		$ 9,561		$ 9,642		$ 9,973		$ 9,985		$ 10,180		$ 10,191		$ 10,467		$ 10,565		$ 10,698		$ 10,697
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		511,616		495,403		500,416		507,893		514,136		511,326		502,944		505,990		508,741		504,464		518,886		538,376		560,492		558,902		579,506		589,067		596,775		599,611		587,524		586,682		596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,989	10,000		9,975		10,138		10,077		9,725		9,154		8,970		8,783		8,779		8,958		8,863		8,887		9,071		9,075		9,510		9,498		9,598		9,571		9,808		10,039		10,199		10,062
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Accumulated Value			10,000		10,250		10,068		10,191		10,241		10,297		10,267		10,172		10,317		10,383		10,174		10,366		10,767		11,157		11,050		11,482		11,628		12,160		12,172		12,153		12,449		12,835	13,003	12,890	12,269	12,068	11,618	11,549	11,754	11,624	11,634	11,840	11,938	12,342	12,362	12,593	12,614	12,946	13,072	13,231	13,233
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 512,509		$ 503,403		$ 509,525		$ 512,045		$ 514,871		$ 513,331		$ 508,598		$ 515,835		$ 519,125		$ 508,714		$ 518,308		$ 538,340		$ 557,853		$ 552,508		$ 574,084		$ 581,421		$ 607,990		$ 608,584		$ 607,652		$ 622,440		$ 641,768	$ 650,172	$ 644,496	$ 613,439	$ 603,402	$ 580,888	$ 577,473	$ 587,700	$ 581,218	$ 581,706	$ 591,996	$ 596,884	$ 617,101	$ 618,108	$ 629,637	$ 630,699	$ 647,302	$ 653,618	$ 661,527	$ 661,626
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Accumulated Value	$ 9,994	$ 10,000		$ 10,237		$ 10,555		$ 10,693		$ 10,600		$ 10,089		$ 9,924		$ 9,554		$ 9,498		$ 9,666		$ 9,559		$ 9,567		$ 9,736		$ 9,817		$ 10,149		$ 10,166		$ 10,355		$ 10,373		$ 10,646		$ 10,750		$ 10,880		$ 10,882